Assets held for sale	12 Months Ended
Dec. 31, 2020
Assets held for sale
Assets held for sale

18 Assets held for sale

There were no assets held for sale at year end (2019: $70m; 2018: $982m). In 2019, Assets held for sale comprised tangible assets relating to the Boulder Manufacturing Centre, which was subsequently sold in May 2020. In 2018, Assets held for sale comprised intangible assets relating to the US rights to RSV franchise assets (specifically Synagis) arising from the acquisition of MedImmune and to US rights to certain respiratory assets acquired from Almirall and Actavis (including Tudorza), which were subsequently sold in January 2019.